Note 20 - Fair Value Measurements - Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Asset fair value		$ 7,389	$ 7,806
Fair value gain (loss)		(412)	(563)
Fair Value, Inputs, Level 1 [Member]
Asset fair value		0	0
Fair Value, Inputs, Level 2 [Member]
Asset fair value		7,389	7,806
Fair Value, Inputs, Level 3 [Member]
Asset fair value		0	0
Loans Held for Sale [Member]
Asset fair value		1,837	2,009
Fair value gain (loss)		1	14
Loans Held for Sale [Member] | Fair Value, Inputs, Level 1 [Member]
Asset fair value		0	0
Loans Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Asset fair value		1,837	2,009
Loans Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Asset fair value		0	0
Mortgage Servicing Rights [Member]
Asset fair value		1,724	1,604
Fair value gain (loss)		0	0
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 1 [Member]
Asset fair value		0	0
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 2 [Member]
Asset fair value		1,724	1,604
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 3 [Member]
Asset fair value		0	0
Loans Receivable [Member]
Asset fair value	[1]	3,201	3,582
Fair value gain (loss)	[1]	(413)	(380)
Loans Receivable [Member] | Fair Value, Inputs, Level 1 [Member]
Asset fair value	[1]	0	0
Loans Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Asset fair value	[1]	3,201	3,582
Loans Receivable [Member] | Fair Value, Inputs, Level 3 [Member]
Asset fair value	[1]	0	0
Real Estate Net [Member]
Asset fair value	[2]	627	611
Fair value gain (loss)	[2]	0	(197)
Real Estate Net [Member] | Fair Value, Inputs, Level 1 [Member]
Asset fair value	[2]	0	0
Real Estate Net [Member] | Fair Value, Inputs, Level 2 [Member]
Asset fair value	[2]	627	611
Real Estate Net [Member] | Fair Value, Inputs, Level 3 [Member]
Asset fair value	[2]	$ 0	$ 0

[1]	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
[2]	Represents the fair value and related losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.